UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

State Street International Stock Selection Fund

Class A: SSILX

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 through August 31, 2025. You can find additional information about the Fund at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.18%

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Value yielded positive returns, mainly in Europe, as lower-valued firms outpaced pricier ones. Sentiment delivered gains in all regions with market-favored companies outperforming peers. Stock selection in each of the Financials, Materials and Consumer Staples sectors was the largest positive contribution to Fund performance, while stock selection in Communication Services and Utilities sectors was the largest negative contribution to excess return relative to the Index. At the regional level, stock selection added value mostly in Europe and Asia Pacific ex Japan.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSILX with load	MSCI ACWI ex USA Index	MSCI EAFE Net Dividend Index
08/31/15	$9,475	$10,000	$10,000
09/30/15	$9,074	$9,536	$9,492
10/31/15	$9,679	$10,246	$10,234
11/30/15	$9,564	$10,035	$10,075
12/31/15	$9,348	$9,846	$9,939
01/31/16	$8,780	$9,176	$9,221
02/29/16	$8,505	$9,071	$9,052
03/31/16	$8,991	$9,809	$9,641
04/30/16	$9,275	$10,067	$9,920
05/31/16	$9,238	$9,897	$9,830
06/30/16	$8,835	$9,746	$9,500
07/31/16	$9,229	$10,227	$9,981
08/31/16	$9,201	$10,292	$9,988
09/30/16	$9,366	$10,419	$10,111
10/31/16	$9,201	$10,269	$9,904
11/30/16	$9,073	$10,032	$9,707
12/31/16	$9,348	$10,288	$10,039
01/31/17	$9,667	$10,653	$10,330
02/28/17	$9,705	$10,823	$10,478
03/31/17	$9,958	$11,097	$10,766
04/30/17	$10,258	$11,335	$11,040
05/31/17	$10,662	$11,702	$11,445
06/30/17	$10,699	$11,739	$11,425
07/31/17	$11,000	$12,171	$11,755
08/31/17	$11,037	$12,235	$11,750
09/30/17	$11,234	$12,462	$12,042
10/31/17	$11,366	$12,697	$12,225
11/30/17	$11,319	$12,800	$12,354
12/31/17	$11,436	$13,086	$12,552
01/31/18	$11,816	$13,815	$13,181
02/28/18	$11,242	$13,163	$12,586
03/31/18	$11,086	$12,931	$12,360
04/30/18	$11,203	$13,138	$12,642
05/31/18	$10,950	$12,834	$12,358
06/30/18	$10,697	$12,593	$12,207
07/31/18	$10,950	$12,894	$12,507
08/31/18	$10,668	$12,624	$12,266
09/30/18	$10,794	$12,682	$12,372
10/31/18	$10,006	$11,650	$11,387
11/30/18	$9,792	$11,761	$11,373
12/31/18	$9,378	$11,228	$10,821
01/31/19	$10,088	$12,077	$11,532
02/28/19	$10,294	$12,313	$11,826
03/31/19	$10,377	$12,386	$11,901
04/30/19	$10,510	$12,713	$12,235
05/31/19	$9,903	$12,031	$11,648
06/30/19	$10,490	$12,755	$12,339
07/31/19	$10,130	$12,601	$12,182
08/31/19	$9,872	$12,212	$11,866
09/30/19	$10,160	$12,526	$12,206
10/31/19	$10,490	$12,963	$12,645
11/30/19	$10,572	$13,077	$12,787
12/31/19	$10,926	$13,644	$13,203
01/31/20	$10,650	$13,277	$12,927
02/29/20	$9,726	$12,228	$11,759
03/31/20	$8,155	$10,457	$10,189
04/30/20	$8,749	$11,250	$10,848
05/31/20	$9,100	$11,618	$11,320
06/30/20	$9,418	$12,143	$11,705
07/31/20	$9,577	$12,684	$11,978
08/31/20	$10,045	$13,227	$12,594
09/30/20	$9,800	$12,902	$12,267
10/31/20	$9,354	$12,625	$11,777
11/30/20	$10,639	$14,323	$13,603
12/31/20	$11,212	$15,097	$14,235
01/31/21	$11,104	$15,130	$14,083
02/28/21	$11,342	$15,429	$14,399
03/31/21	$11,817	$15,624	$14,730
04/30/21	$12,206	$16,084	$15,173
05/31/21	$12,746	$16,587	$15,668
06/30/21	$12,562	$16,480	$15,492
07/31/21	$12,584	$16,208	$15,609
08/31/21	$12,789	$16,516	$15,884
09/30/21	$12,282	$15,988	$15,423
10/31/21	$12,573	$16,369	$15,802
11/30/21	$11,957	$15,632	$15,067
12/31/21	$12,605	$16,278	$15,838
01/31/22	$12,312	$15,678	$15,073
02/28/22	$11,918	$15,368	$14,806
03/31/22	$12,087	$15,392	$14,902
04/30/22	$11,389	$14,426	$13,938
05/31/22	$11,670	$14,529	$14,042
06/30/22	$10,319	$13,280	$12,739
07/31/22	$10,825	$13,734	$13,374
08/31/22	$10,262	$13,292	$12,739
09/30/22	$9,181	$11,964	$11,547
10/31/22	$9,823	$12,321	$12,168
11/30/22	$11,028	$13,776	$13,539
12/31/22	$10,864	$13,673	$13,549
01/31/23	$11,689	$14,782	$14,647
02/28/23	$11,441	$14,263	$14,341
03/31/23	$11,576	$14,612	$14,696
04/30/23	$11,825	$14,865	$15,111
05/31/23	$11,237	$14,325	$14,472
06/30/23	$11,904	$14,968	$15,130
07/31/23	$12,266	$15,576	$15,620
08/31/23	$11,769	$14,873	$15,022
09/30/23	$11,508	$14,403	$14,508
10/31/23	$11,011	$13,809	$13,920
11/30/23	$11,882	$15,052	$15,212
12/31/23	$12,458	$15,808	$16,021
01/31/24	$12,515	$15,651	$16,113
02/29/24	$12,792	$16,047	$16,408
03/31/24	$13,381	$16,549	$16,947
04/30/24	$13,035	$16,252	$16,513
05/31/24	$13,751	$16,723	$17,153
06/30/24	$13,289	$16,708	$16,876
07/31/24	$13,693	$17,094	$17,371
08/31/24	$14,109	$17,581	$17,936
09/30/24	$14,120	$18,055	$18,102
10/31/24	$13,543	$17,169	$17,117
11/30/24	$13,612	$17,013	$17,020
12/31/24	$13,400	$16,683	$16,633
01/31/25	$13,973	$17,355	$17,507
02/28/25	$14,391	$17,596	$17,847
03/31/25	$14,594	$17,556	$17,775
04/30/25	$15,215	$18,190	$18,589
05/31/25	$16,063	$19,023	$19,439
06/30/25	$16,565	$19,668	$19,868
07/31/25	$16,350	$19,612	$19,589
08/31/25	$17,329	$20,293	$20,424

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSILX	22.83%	11.52%	6.22%
SSILX (Adjusted for the 5.25% Maximum Sales Charge)	16.35%	10.34%	5.65%
MSCI ACWI ex USA Index	15.42%	8.94%	7.33%
MSCI EAFE Net Dividend Index	13.87%	10.15%	7.40%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$180,458,345
  Number of Portfolio Holdings181
  Portfolio Turnover Rate131%
  Total Advisory Fees Paid$739,393

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	22.1%
United Kingdom	13.9%
Germany	10.5%
France	8.1%
Australia	7.1%
United States	5.9%
Italy	4.8%
Spain	3.3%
Netherlands	3.1%
Israel	2.7%

Top Ten Holdings

Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.0%
Deutsche Telekom AG	1.6%
British American Tobacco PLC	1.6%
Intesa Sanpaolo SpA	1.4%
Deutsche Bank AG	1.3%
Barclays PLC	1.3%
Lloyds Banking Group PLC	1.3%
Nordea Bank Abp	1.2%
Bank Leumi Le-Israel BM	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR AR SSILX

State Street International Stock Selection Fund

Class I: SSIPX

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 through August 31, 2025. You can find additional information about the Fund at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.82%

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Value yielded positive returns, mainly in Europe, as lower-valued firms outpaced pricier ones. Sentiment delivered gains in all regions with market-favored companies outperforming peers. Stock selection in each of the Financials, Materials and Consumer Staples sectors was the largest positive contribution to Fund performance, while stock selection in Communication Services and Utilities sectors was the largest negative contribution to excess return relative to the Index. At the regional level, stock selection added value mostly in Europe and Asia Pacific ex Japan.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSIPX	MSCI ACWI ex USA Index	MSCI EAFE Net Dividend Index
08/31/15	$10,000	$10,000	$10,000
09/30/15	$9,577	$9,536	$9,492
10/31/15	$10,216	$10,246	$10,234
11/30/15	$10,103	$10,035	$10,075
12/31/15	$9,885	$9,846	$9,939
01/31/16	$9,277	$9,176	$9,221
02/29/16	$8,997	$9,071	$9,052
03/31/16	$9,499	$9,809	$9,641
04/30/16	$9,807	$10,067	$9,920
05/31/16	$9,778	$9,897	$9,830
06/30/16	$9,344	$9,746	$9,500
07/31/16	$9,769	$10,227	$9,981
08/31/16	$9,740	$10,292	$9,988
09/30/16	$9,913	$10,419	$10,111
10/31/16	$9,750	$10,269	$9,904
11/30/16	$9,605	$10,032	$9,707
12/31/16	$9,905	$10,288	$10,039
01/31/17	$10,243	$10,653	$10,330
02/28/17	$10,292	$10,823	$10,478
03/31/17	$10,560	$11,097	$10,766
04/30/17	$10,887	$11,335	$11,040
05/31/17	$11,313	$11,702	$11,445
06/30/17	$11,353	$11,739	$11,425
07/31/17	$11,680	$12,171	$11,755
08/31/17	$11,710	$12,235	$11,750
09/30/17	$11,928	$12,462	$12,042
10/31/17	$12,067	$12,697	$12,225
11/30/17	$12,017	$12,800	$12,354
12/31/17	$12,140	$13,086	$12,552
01/31/18	$12,553	$13,815	$13,181
02/28/18	$11,955	$13,163	$12,586
03/31/18	$11,800	$12,931	$12,360
04/30/18	$11,924	$13,138	$12,642
05/31/18	$11,666	$12,834	$12,358
06/30/18	$11,409	$12,593	$12,207
07/31/18	$11,677	$12,894	$12,507
08/31/18	$11,378	$12,624	$12,266
09/30/18	$11,512	$12,682	$12,372
10/31/18	$10,677	$11,650	$11,387
11/30/18	$10,461	$11,761	$11,373
12/31/18	$10,019	$11,228	$10,821
01/31/19	$10,776	$12,077	$11,532
02/28/19	$11,006	$12,313	$11,826
03/31/19	$11,105	$12,386	$11,901
04/30/19	$11,236	$12,713	$12,235
05/31/19	$10,600	$12,031	$11,648
06/30/19	$11,225	$12,755	$12,339
07/31/19	$10,842	$12,601	$12,182
08/31/19	$10,578	$12,212	$11,866
09/30/19	$10,896	$12,526	$12,206
10/31/19	$11,247	$12,963	$12,645
11/30/19	$11,335	$13,077	$12,787
12/31/19	$11,722	$13,644	$13,203
01/31/20	$11,427	$13,277	$12,927
02/29/20	$10,429	$12,228	$11,759
03/31/20	$8,749	$10,457	$10,189
04/30/20	$9,396	$11,250	$10,848
05/31/20	$9,770	$11,618	$11,320
06/30/20	$10,111	$12,143	$11,705
07/31/20	$10,292	$12,684	$11,978
08/31/20	$10,792	$13,227	$12,594
09/30/20	$10,531	$12,902	$12,267
10/31/20	$10,066	$12,625	$11,777
11/30/20	$11,439	$14,323	$13,603
12/31/20	$12,059	$15,097	$14,235
01/31/21	$11,943	$15,130	$14,083
02/28/21	$12,221	$15,429	$14,399
03/31/21	$12,730	$15,624	$14,730
04/30/21	$13,147	$16,084	$15,173
05/31/21	$13,749	$16,587	$15,668
06/30/21	$13,540	$16,480	$15,492
07/31/21	$13,575	$16,208	$15,609
08/31/21	$13,807	$16,516	$15,884
09/30/21	$13,263	$15,988	$15,423
10/31/21	$13,575	$16,369	$15,802
11/30/21	$12,915	$15,632	$15,067
12/31/21	$13,628	$16,278	$15,838
01/31/22	$13,313	$15,678	$15,073
02/28/22	$12,888	$15,368	$14,806
03/31/22	$13,082	$15,392	$14,902
04/30/22	$12,331	$14,426	$13,938
05/31/22	$12,634	$14,529	$14,042
06/30/22	$11,179	$13,280	$12,739
07/31/22	$11,737	$13,734	$13,374
08/31/22	$11,118	$13,292	$12,739
09/30/22	$9,954	$11,964	$11,547
10/31/22	$10,645	$12,321	$12,168
11/30/22	$11,967	$13,776	$13,539
12/31/22	$11,792	$13,673	$13,549
01/31/23	$12,697	$14,782	$14,647
02/28/23	$12,584	$14,263	$14,341
03/31/23	$12,735	$14,612	$14,696
04/30/23	$13,011	$14,865	$15,111
05/31/23	$12,370	$14,325	$14,472
06/30/23	$13,112	$14,968	$15,130
07/31/23	$13,514	$15,576	$15,620
08/31/23	$13,099	$14,873	$15,022
09/30/23	$12,810	$14,403	$14,508
10/31/23	$12,269	$13,809	$13,920
11/30/23	$13,237	$15,052	$15,212
12/31/23	$13,887	$15,808	$16,021
01/31/24	$13,953	$15,651	$16,113
02/29/24	$14,273	$16,047	$16,408
03/31/24	$14,938	$16,549	$16,947
04/30/24	$14,552	$16,252	$16,513
05/31/24	$15,365	$16,723	$17,153
06/30/24	$14,845	$16,708	$16,876
07/31/24	$15,298	$17,094	$17,371
08/31/24	$15,777	$17,581	$17,936
09/30/24	$15,791	$18,055	$18,102
10/31/24	$15,138	$17,169	$17,117
11/30/24	$15,231	$17,013	$17,020
12/31/24	$14,999	$16,683	$16,633
01/31/25	$15,635	$17,355	$17,507
02/28/25	$16,105	$17,596	$17,847
03/31/25	$16,340	$17,556	$17,775
04/30/25	$17,045	$18,190	$18,589
05/31/25	$17,999	$19,023	$19,439
06/30/25	$18,580	$19,668	$19,868
07/31/25	$18,331	$19,612	$19,589
08/31/25	$19,437	$20,293	$20,424

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSIPX	23.20%	12.49%	6.87%
MSCI ACWI ex USA Index	15.42%	8.94%	7.33%
MSCI EAFE Net Dividend Index	13.87%	10.15%	7.40%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$180,458,345
  Number of Portfolio Holdings181
  Portfolio Turnover Rate131%
  Total Advisory Fees Paid$739,393

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	22.1%
United Kingdom	13.9%
Germany	10.5%
France	8.1%
Australia	7.1%
United States	5.9%
Italy	4.8%
Spain	3.3%
Netherlands	3.1%
Israel	2.7%

Top Ten Holdings

Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.0%
Deutsche Telekom AG	1.6%
British American Tobacco PLC	1.6%
Intesa Sanpaolo SpA	1.4%
Deutsche Bank AG	1.3%
Barclays PLC	1.3%
Lloyds Banking Group PLC	1.3%
Nordea Bank Abp	1.2%
Bank Leumi Le-Israel BM	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR AR SSIPX

State Street International Stock Selection Fund

Class K: SSIQX

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 through August 31, 2025. You can find additional information about the Fund at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$84	0.75%

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Value yielded positive returns, mainly in Europe, as lower-valued firms outpaced pricier ones. Sentiment delivered gains in all regions with market-favored companies outperforming peers. Stock selection in each of the Financials, Materials and Consumer Staples sectors was the largest positive contribution to Fund performance, while stock selection in Communication Services and Utilities sectors was the largest negative contribution to excess return relative to the Index. At the regional level, stock selection added value mostly in Europe and Asia Pacific ex Japan.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSIQX	MSCI ACWI ex USA Index	MSCI EAFE Net Dividend Index
08/31/15	$10,000	$10,000	$10,000
09/30/15	$9,578	$9,536	$9,492
10/31/15	$10,225	$10,246	$10,234
11/30/15	$10,112	$10,035	$10,075
12/31/15	$9,891	$9,846	$9,939
01/31/16	$9,283	$9,176	$9,221
02/29/16	$9,004	$9,071	$9,052
03/31/16	$9,505	$9,809	$9,641
04/30/16	$9,813	$10,067	$9,920
05/31/16	$9,785	$9,897	$9,830
06/30/16	$9,351	$9,746	$9,500
07/31/16	$9,775	$10,227	$9,981
08/31/16	$9,756	$10,292	$9,988
09/30/16	$9,929	$10,419	$10,111
10/31/16	$9,756	$10,269	$9,904
11/30/16	$9,621	$10,032	$9,707
12/31/16	$9,924	$10,288	$10,039
01/31/17	$10,261	$10,653	$10,330
02/28/17	$10,311	$10,823	$10,478
03/31/17	$10,579	$11,097	$10,766
04/30/17	$10,907	$11,335	$11,040
05/31/17	$11,334	$11,702	$11,445
06/30/17	$11,374	$11,739	$11,425
07/31/17	$11,702	$12,171	$11,755
08/31/17	$11,732	$12,235	$11,750
09/30/17	$11,960	$12,462	$12,042
10/31/17	$12,089	$12,697	$12,225
11/30/17	$12,040	$12,800	$12,354
12/31/17	$12,167	$13,086	$12,552
01/31/18	$12,580	$13,815	$13,181
02/28/18	$11,981	$13,163	$12,586
03/31/18	$11,826	$12,931	$12,360
04/30/18	$11,950	$13,138	$12,642
05/31/18	$11,692	$12,834	$12,358
06/30/18	$11,434	$12,593	$12,207
07/31/18	$11,692	$12,894	$12,507
08/31/18	$11,403	$12,624	$12,266
09/30/18	$11,537	$12,682	$12,372
10/31/18	$10,700	$11,650	$11,387
11/30/18	$10,483	$11,761	$11,373
12/31/18	$10,046	$11,228	$10,821
01/31/19	$10,804	$12,077	$11,532
02/28/19	$11,035	$12,313	$11,826
03/31/19	$11,134	$12,386	$11,901
04/30/19	$11,266	$12,713	$12,235
05/31/19	$10,628	$12,031	$11,648
06/30/19	$11,255	$12,755	$12,339
07/31/19	$10,870	$12,601	$12,182
08/31/19	$10,606	$12,212	$11,866
09/30/19	$10,925	$12,526	$12,206
10/31/19	$11,277	$12,963	$12,645
11/30/19	$11,364	$13,077	$12,787
12/31/19	$11,763	$13,644	$13,203
01/31/20	$11,456	$13,277	$12,927
02/29/20	$10,465	$12,228	$11,759
03/31/20	$8,780	$10,457	$10,189
04/30/20	$9,429	$11,250	$10,848
05/31/20	$9,805	$11,618	$11,320
06/30/20	$10,158	$12,143	$11,705
07/31/20	$10,340	$12,684	$11,978
08/31/20	$10,841	$13,227	$12,594
09/30/20	$10,579	$12,902	$12,267
10/31/20	$10,112	$12,625	$11,777
11/30/20	$11,490	$14,323	$13,603
12/31/20	$12,117	$15,097	$14,235
01/31/21	$12,001	$15,130	$14,083
02/28/21	$12,269	$15,429	$14,399
03/31/21	$12,792	$15,624	$14,730
04/30/21	$13,211	$16,084	$15,173
05/31/21	$13,815	$16,587	$15,668
06/30/21	$13,606	$16,480	$15,492
07/31/21	$13,641	$16,208	$15,609
08/31/21	$13,873	$16,516	$15,884
09/30/21	$13,339	$15,988	$15,423
10/31/21	$13,641	$16,369	$15,802
11/30/21	$12,978	$15,632	$15,067
12/31/21	$13,703	$16,278	$15,838
01/31/22	$13,386	$15,678	$15,073
02/28/22	$12,960	$15,368	$14,806
03/31/22	$13,142	$15,392	$14,902
04/30/22	$12,399	$14,426	$13,938
05/31/22	$12,704	$14,529	$14,042
06/30/22	$11,241	$13,280	$12,739
07/31/22	$11,801	$13,734	$13,374
08/31/22	$11,180	$13,292	$12,739
09/30/22	$10,009	$11,964	$11,547
10/31/22	$10,704	$12,321	$12,168
11/30/22	$12,033	$13,776	$13,539
12/31/22	$11,865	$13,673	$13,549
01/31/23	$12,776	$14,782	$14,647
02/28/23	$12,662	$14,263	$14,341
03/31/23	$12,814	$14,612	$14,696
04/30/23	$13,092	$14,865	$15,111
05/31/23	$12,447	$14,325	$14,472
06/30/23	$13,193	$14,968	$15,130
07/31/23	$13,598	$15,576	$15,620
08/31/23	$13,193	$14,873	$15,022
09/30/23	$12,902	$14,403	$14,508
10/31/23	$12,346	$13,809	$13,920
11/30/23	$13,332	$15,052	$15,212
12/31/23	$13,987	$15,808	$16,021
01/31/24	$14,054	$15,651	$16,113
02/29/24	$14,376	$16,047	$16,408
03/31/24	$15,047	$16,549	$16,947
04/30/24	$14,658	$16,252	$16,513
05/31/24	$15,476	$16,723	$17,153
06/30/24	$14,953	$16,708	$16,876
07/31/24	$15,422	$17,094	$17,371
08/31/24	$15,891	$17,581	$17,936
09/30/24	$15,905	$18,055	$18,102
10/31/24	$15,261	$17,169	$17,117
11/30/24	$15,342	$17,013	$17,020
12/31/24	$15,120	$16,683	$16,633
01/31/25	$15,761	$17,355	$17,507
02/28/25	$16,235	$17,596	$17,847
03/31/25	$16,486	$17,556	$17,775
04/30/25	$17,182	$18,190	$18,589
05/31/25	$18,144	$19,023	$19,439
06/30/25	$18,729	$19,668	$19,868
07/31/25	$18,492	$19,612	$19,589
08/31/25	$19,607	$20,293	$20,424

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSIQX	23.38%	12.58%	6.96%
MSCI ACWI ex USA Index	15.42%	8.94%	7.33%
MSCI EAFE Net Dividend Index	13.87%	10.15%	7.40%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$180,458,345
  Number of Portfolio Holdings181
  Portfolio Turnover Rate131%
  Total Advisory Fees Paid$739,393

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	22.1%
United Kingdom	13.9%
Germany	10.5%
France	8.1%
Australia	7.1%
United States	5.9%
Italy	4.8%
Spain	3.3%
Netherlands	3.1%
Israel	2.7%

Top Ten Holdings

Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.0%
Deutsche Telekom AG	1.6%
British American Tobacco PLC	1.6%
Intesa Sanpaolo SpA	1.4%
Deutsche Bank AG	1.3%
Barclays PLC	1.3%
Lloyds Banking Group PLC	1.3%
Nordea Bank Abp	1.2%
Bank Leumi Le-Israel BM	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR AR SSIQX

State Street International Stock Selection Fund

Class N: SSAIX

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 through August 31, 2025. You can find additional information about the Fund at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$112	1.00%

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Value yielded positive returns, mainly in Europe, as lower-valued firms outpaced pricier ones. Sentiment delivered gains in all regions with market-favored companies outperforming peers. Stock selection in each of the Financials, Materials and Consumer Staples sectors was the largest positive contribution to Fund performance, while stock selection in Communication Services and Utilities sectors was the largest negative contribution to excess return relative to the Index. At the regional level, stock selection added value mostly in Europe and Asia Pacific ex Japan.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAIX	MSCI ACWI ex USA Index	MSCI EAFE Net Dividend Index
08/31/15	$10,000	$10,000	$10,000
09/30/15	$9,577	$9,536	$9,492
10/31/15	$10,216	$10,246	$10,234
11/30/15	$10,103	$10,035	$10,075
12/31/15	$9,883	$9,846	$9,939
01/31/16	$9,277	$9,176	$9,221
02/29/16	$8,997	$9,071	$9,052
03/31/16	$9,508	$9,809	$9,641
04/30/16	$9,816	$10,067	$9,920
05/31/16	$9,777	$9,897	$9,830
06/30/16	$9,344	$9,746	$9,500
07/31/16	$9,768	$10,227	$9,981
08/31/16	$9,739	$10,292	$9,988
09/30/16	$9,912	$10,419	$10,111
10/31/16	$9,739	$10,269	$9,904
11/30/16	$9,604	$10,032	$9,707
12/31/16	$9,908	$10,288	$10,039
01/31/17	$10,245	$10,653	$10,330
02/28/17	$10,285	$10,823	$10,478
03/31/17	$10,552	$11,097	$10,766
04/30/17	$10,869	$11,335	$11,040
05/31/17	$11,294	$11,702	$11,445
06/30/17	$11,344	$11,739	$11,425
07/31/17	$11,661	$12,171	$11,755
08/31/17	$11,690	$12,235	$11,750
09/30/17	$11,908	$12,462	$12,042
10/31/17	$12,047	$12,697	$12,225
11/30/17	$11,997	$12,800	$12,354
12/31/17	$12,113	$13,086	$12,552
01/31/18	$12,524	$13,815	$13,181
02/28/18	$11,928	$13,163	$12,586
03/31/18	$11,764	$12,931	$12,360
04/30/18	$11,887	$13,138	$12,642
05/31/18	$11,630	$12,834	$12,358
06/30/18	$11,364	$12,593	$12,207
07/31/18	$11,630	$12,894	$12,507
08/31/18	$11,333	$12,624	$12,266
09/30/18	$11,466	$12,682	$12,372
10/31/18	$10,635	$11,650	$11,387
11/30/18	$10,409	$11,761	$11,373
12/31/18	$9,973	$11,228	$10,821
01/31/19	$10,725	$12,077	$11,532
02/28/19	$10,953	$12,313	$11,826
03/31/19	$11,040	$12,386	$11,901
04/30/19	$11,182	$12,713	$12,235
05/31/19	$10,540	$12,031	$11,648
06/30/19	$11,160	$12,755	$12,339
07/31/19	$10,779	$12,601	$12,182
08/31/19	$10,518	$12,212	$11,866
09/30/19	$10,823	$12,526	$12,206
10/31/19	$11,182	$12,963	$12,645
11/30/19	$11,269	$13,077	$12,787
12/31/19	$11,644	$13,644	$13,203
01/31/20	$11,352	$13,277	$12,927
02/29/20	$10,362	$12,228	$11,759
03/31/20	$8,697	$10,457	$10,189
04/30/20	$9,327	$11,250	$10,848
05/31/20	$9,709	$11,618	$11,320
06/30/20	$10,047	$12,143	$11,705
07/31/20	$10,227	$12,684	$11,978
08/31/20	$10,722	$13,227	$12,594
09/30/20	$10,463	$12,902	$12,267
10/31/20	$9,990	$12,625	$11,777
11/30/20	$11,352	$14,323	$13,603
12/31/20	$11,977	$15,097	$14,235
01/31/21	$11,862	$15,130	$14,083
02/28/21	$12,126	$15,429	$14,399
03/31/21	$12,641	$15,624	$14,730
04/30/21	$13,043	$16,084	$15,173
05/31/21	$13,639	$16,587	$15,668
06/30/21	$13,432	$16,480	$15,492
07/31/21	$13,455	$16,208	$15,609
08/31/21	$13,684	$16,516	$15,884
09/30/21	$13,157	$15,988	$15,423
10/31/21	$13,455	$16,369	$15,802
11/30/21	$12,802	$15,632	$15,067
12/31/21	$13,505	$16,278	$15,838
01/31/22	$13,194	$15,678	$15,073
02/28/22	$12,774	$15,368	$14,806
03/31/22	$12,954	$15,392	$14,902
04/30/22	$12,211	$14,426	$13,938
05/31/22	$12,511	$14,529	$14,042
06/30/22	$11,061	$13,280	$12,739
07/31/22	$11,612	$13,734	$13,374
08/31/22	$11,001	$13,292	$12,739
09/30/22	$9,850	$11,964	$11,547
10/31/22	$10,533	$12,321	$12,168
11/30/22	$11,840	$13,776	$13,539
12/31/22	$11,668	$13,673	$13,549
01/31/23	$12,561	$14,782	$14,647
02/28/23	$12,437	$14,263	$14,341
03/31/23	$12,586	$14,612	$14,696
04/30/23	$12,871	$14,865	$15,111
05/31/23	$12,226	$14,325	$14,472
06/30/23	$12,957	$14,968	$15,130
07/31/23	$13,354	$15,576	$15,620
08/31/23	$12,957	$14,873	$15,022
09/30/23	$12,660	$14,403	$14,508
10/31/23	$12,114	$13,809	$13,920
11/30/23	$13,069	$15,052	$15,212
12/31/23	$13,713	$15,808	$16,021
01/31/24	$13,778	$15,651	$16,113
02/29/24	$14,093	$16,047	$16,408
03/31/24	$14,748	$16,549	$16,947
04/30/24	$14,368	$16,252	$16,513
05/31/24	$15,168	$16,723	$17,153
06/30/24	$14,643	$16,708	$16,876
07/31/24	$15,102	$17,094	$17,371
08/31/24	$15,561	$17,581	$17,936
09/30/24	$15,574	$18,055	$18,102
10/31/24	$14,932	$17,169	$17,117
11/30/24	$15,010	$17,013	$17,020
12/31/24	$14,794	$16,683	$16,633
01/31/25	$15,419	$17,355	$17,507
02/28/25	$15,881	$17,596	$17,847
03/31/25	$16,112	$17,556	$17,775
04/30/25	$16,791	$18,190	$18,589
05/31/25	$17,742	$19,023	$19,439
06/30/25	$18,312	$19,668	$19,868
07/31/25	$18,068	$19,612	$19,589
08/31/25	$19,155	$20,293	$20,424

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAIX	23.09%	12.31%	6.72%
MSCI ACWI ex USA Index	15.42%	8.94%	7.33%
MSCI EAFE Net Dividend Index	13.87%	10.15%	7.40%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$180,458,345
  Number of Portfolio Holdings181
  Portfolio Turnover Rate131%
  Total Advisory Fees Paid$739,393

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	22.1%
United Kingdom	13.9%
Germany	10.5%
France	8.1%
Australia	7.1%
United States	5.9%
Italy	4.8%
Spain	3.3%
Netherlands	3.1%
Israel	2.7%

Top Ten Holdings

Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.0%
Deutsche Telekom AG	1.6%
British American Tobacco PLC	1.6%
Intesa Sanpaolo SpA	1.4%
Deutsche Bank AG	1.3%
Barclays PLC	1.3%
Lloyds Banking Group PLC	1.3%
Nordea Bank Abp	1.2%
Bank Leumi Le-Israel BM	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR AR SSAIX

State Street S&P 500 Index Fund

Class N: SVSPX

Annual Shareholder Report

August 31, 2025

This annual shareholder report contains important information about the State Street S&P 500 Index Fund (the "Fund") for the period of September 1, 2024 through August 31, 2025. You can find additional information about the Fund at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$17	0.16%

How did the Fund perform last year and what affected its performance?

The Fund posted positive returns in seven of the twelve months of the reporting period. Over this time period, the S&P 500 was influenced by a mix of macroeconomic and sector-specific factors. AI-driven growth in major tech firms fueled optimism, with the “Magnificent Seven” posting strong earnings and leading market gains. Broader corporate earnings were solid, with over 80% of companies beating estimates in Q2 2025. Early 2025 saw volatility due to tariff concerns, but the impact was limited. Investor sentiment improved as recession fears faded and the U.S. Federal Reserve signaled a potential rate cut, boosting equity valuations. P/E ratios expanded above historical norms, reflecting confidence in future growth. Consumer resilience and easing inflation also supported performance. Despite early headwinds, the index posted a strong year, driven by concentrated gains in large-cap stocks and improving economic indicators.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SVSPX	S&P 500 Index
08/31/15	$10,000	$10,000
09/30/15	$9,751	$9,753
10/31/15	$10,574	$10,575
11/30/15	$10,603	$10,607
12/31/15	$10,436	$10,439
01/31/16	$9,916	$9,921
02/29/16	$9,900	$9,908
03/31/16	$10,571	$10,580
04/30/16	$10,614	$10,621
05/31/16	$10,802	$10,812
06/30/16	$10,826	$10,840
07/31/16	$11,225	$11,240
08/31/16	$11,238	$11,255
09/30/16	$11,238	$11,257
10/31/16	$11,031	$11,052
11/30/16	$11,439	$11,461
12/31/16	$11,664	$11,688
01/31/17	$11,882	$11,910
02/28/17	$12,354	$12,382
03/31/17	$12,367	$12,397
04/30/17	$12,493	$12,524
05/31/17	$12,667	$12,701
06/30/17	$12,745	$12,780
07/31/17	$13,002	$13,043
08/31/17	$13,042	$13,082
09/30/17	$13,309	$13,352
10/31/17	$13,618	$13,664
11/30/17	$14,037	$14,083
12/31/17	$14,192	$14,240
01/31/18	$15,001	$15,055
02/28/18	$14,441	$14,500
03/31/18	$14,069	$14,131
04/30/18	$14,122	$14,186
05/31/18	$14,460	$14,527
06/30/18	$14,543	$14,617
07/31/18	$15,085	$15,161
08/31/18	$15,574	$15,655
09/30/18	$15,661	$15,744
10/31/18	$14,590	$14,668
11/30/18	$14,882	$14,967
12/31/18	$13,536	$13,615
01/31/19	$14,621	$14,706
02/28/19	$15,086	$15,179
03/31/19	$15,379	$15,473
04/30/19	$15,999	$16,100
05/31/19	$14,979	$15,077
06/30/19	$16,035	$16,139
07/31/19	$16,264	$16,371
08/31/19	$15,996	$16,112
09/30/19	$16,295	$16,414
10/31/19	$16,647	$16,769
11/30/19	$17,246	$17,378
12/31/19	$17,768	$17,902
01/31/20	$17,755	$17,895
02/29/20	$16,289	$16,422
03/31/20	$14,313	$14,394
04/30/20	$16,145	$16,239
05/31/20	$16,914	$17,012
06/30/20	$17,259	$17,351
07/31/20	$18,231	$18,329
08/31/20	$19,538	$19,647
09/30/20	$18,789	$18,900
10/31/20	$18,290	$18,397
11/30/20	$20,295	$20,411
12/31/20	$21,072	$21,196
01/31/21	$20,855	$20,982
02/28/21	$21,429	$21,561
03/31/21	$22,369	$22,505
04/30/21	$23,562	$23,706
05/31/21	$23,723	$23,872
06/30/21	$24,272	$24,429
07/31/21	$24,844	$25,009
08/31/21	$25,597	$25,770
09/30/21	$24,406	$24,571
10/31/21	$26,114	$26,292
11/30/21	$25,926	$26,110
12/31/21	$27,086	$27,280
01/31/22	$25,679	$25,869
02/28/22	$24,909	$25,094
03/31/22	$25,831	$26,026
04/30/22	$23,571	$23,756
05/31/22	$23,613	$23,800
06/30/22	$21,663	$21,835
07/31/22	$23,661	$23,849
08/31/22	$22,689	$22,876
09/30/22	$20,595	$20,769
10/31/22	$22,260	$22,451
11/30/22	$23,502	$23,706
12/31/22	$22,144	$22,340
01/31/23	$23,535	$23,743
02/28/23	$22,959	$23,164
03/31/23	$23,799	$24,015
04/30/23	$24,167	$24,389
05/31/23	$24,269	$24,495
06/30/23	$25,872	$26,114
07/31/23	$26,704	$26,953
08/31/23	$26,276	$26,524
09/30/23	$25,017	$25,259
10/31/23	$24,484	$24,728
11/30/23	$26,718	$26,986
12/31/23	$27,933	$28,212
01/31/24	$28,398	$28,686
02/29/24	$29,910	$30,218
03/31/24	$30,869	$31,190
04/30/24	$29,604	$29,916
05/31/24	$31,070	$31,400
06/30/24	$32,181	$32,527
07/31/24	$32,566	$32,922
08/31/24	$33,350	$33,721
09/30/24	$34,058	$34,441
10/31/24	$33,743	$34,129
11/30/24	$35,721	$36,132
12/31/24	$34,867	$35,271
01/31/25	$35,833	$36,253
02/28/25	$35,360	$35,780
03/31/25	$33,358	$33,764
04/30/25	$33,119	$33,535
05/31/25	$35,205	$35,646
06/30/25	$36,989	$37,459
07/31/25	$37,817	$38,299
08/31/25	$38,582	$39,076

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SVSPX	15.69%	14.58%	14.46%
S&P 500 Index	15.88%	14.74%	14.60%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2025

  Total Net Assets$1,594,650,784
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$227,566

What did the Fund invest in as of 8/31/2025? (as a percentage of total net assets)

Top Ten Sectors

Sectors	%
Information Technology	33.5%
Financials	14.0%
Consumer Discretionary	10.5%
Communication Services	10.0%
Health Care	9.1%
Industrials	8.5%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.3%
Real Estate	2.0%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.7%
Microsoft Corp.	6.9%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR AR SVSPX

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, SSGA Funds (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. George M. Pereira, Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal years ended August 31, 2025 and August 31, 2024, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $66,688 and $66,688, respectively.

(b) Audit-Related Fees

For the fiscal years ended August 31, 2025 and August 31, 2024, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees

For the fiscal years ended August 31, 2025 and August 31, 2024, the aggregate tax fees billed for professional services rendered by E&Y for the review of year-end distribution requirements were $5,062 and $5,062, respectively.

(d) All Other Fees

For the fiscal years ended August 31, 2025 and August 31, 2024, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended August 31, 2025 and August 31, 2024, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,637,151 and $9,387,702, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or Vice Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or Vice Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2) Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f) Not applicable.

(g) Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2025 (in millions)		FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex(1)(2):
Audit Related Fees	$18.6		$18.3
Tax Fees	$3.4		$3.1
All Other Fees	$15.8		$15.0

(1)	Information is for the calendar years 2025 and 2024, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Annual Financial Statements and Other Information
August 31, 2025
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMUNICATION SERVICES — 10.0%
Alphabet, Inc. Class A	169,377	$36,062,057
Alphabet, Inc. Class C	136,598	29,167,771
AT&T, Inc.	208,441	6,105,237
Charter Communications, Inc. Class A (a)	2,900	770,182
Comcast Corp. Class A	107,787	3,661,524
Electronic Arts, Inc.	6,642	1,142,092
Fox Corp. Class A	5,616	335,275
Fox Corp. Class B	2,900	158,195
Interpublic Group of Cos., Inc.	12,228	328,200
Live Nation Entertainment, Inc. (a)	4,400	732,556
Match Group, Inc.	7,587	283,299
Meta Platforms, Inc. Class A	63,203	46,688,056
Netflix, Inc. (a)	12,412	14,996,799
News Corp. Class A	12,561	369,419
News Corp. Class B (b)	3,800	128,706
Omnicom Group, Inc. (b)	5,198	407,159
Paramount Skydance Corp. (a) (b)	7,358	108,163
Take-Two Interactive Software, Inc. (a)	4,594	1,071,642
TKO Group Holdings, Inc.	2,000	379,120
T-Mobile U.S., Inc.	13,885	3,498,881
Trade Desk, Inc. Class A (a)	13,100	716,046
Verizon Communications, Inc.	122,164	5,403,314
Walt Disney Co.	52,518	6,217,081
Warner Bros Discovery, Inc. (a)	66,333	772,116
		159,502,890
CONSUMER DISCRETIONARY — 10.5%
Airbnb, Inc. Class A (a)	12,600	1,644,678
Amazon.com, Inc. (a)	275,108	62,999,732
Aptiv PLC (a)	6,403	509,231
AutoZone, Inc. (a)	471	1,977,508
Best Buy Co., Inc.	5,145	378,878
Booking Holdings, Inc.	950	5,319,098
Caesars Entertainment, Inc. (a)	6,777	181,420
CarMax, Inc. (a)	5,192	318,529
Carnival Corp. (a)	32,449	1,034,799
Chipotle Mexican Grill, Inc. (a)	39,400	1,660,316
Darden Restaurants, Inc.	3,340	691,180
Deckers Outdoor Corp. (a)	4,800	574,224
Domino's Pizza, Inc.	931	426,677
DoorDash, Inc. Class A (a)	9,700	2,378,925
DR Horton, Inc.	7,836	1,328,045
eBay, Inc.	13,392	1,213,449
Expedia Group, Inc.	3,475	746,430
Ford Motor Co.	109,631	1,290,357
Garmin Ltd.	4,299	1,039,584
General Motors Co.	27,241	1,596,050
Genuine Parts Co.	4,220	587,973
Hasbro, Inc.	4,232	343,511
Hilton Worldwide Holdings, Inc.	6,743	1,861,473
Security Description	Shares	Value
Home Depot, Inc.	28,936	$11,770,297
Las Vegas Sands Corp.	9,805	565,062
Lennar Corp. Class A	6,380	849,433
LKQ Corp.	8,100	264,222
Lowe's Cos., Inc.	16,303	4,207,152
Lululemon Athletica, Inc. (a)	3,400	687,480
Marriott International, Inc. Class A	6,806	1,823,055
McDonald's Corp.	20,629	6,468,017
MGM Resorts International (a)	5,184	205,753
Mohawk Industries, Inc. (a)	1,969	261,267
NIKE, Inc. Class B	33,826	2,617,118
Norwegian Cruise Line Holdings Ltd. (a)	13,900	345,276
NVR, Inc. (a)	90	730,589
O'Reilly Automotive, Inc. (a)	24,390	2,528,755
Pool Corp. (b)	1,265	393,048
PulteGroup, Inc.	6,252	825,389
Ralph Lauren Corp.	1,196	355,128
Ross Stores, Inc.	9,534	1,403,023
Royal Caribbean Cruises Ltd.	7,197	2,614,094
Starbucks Corp.	32,669	2,881,079
Tapestry, Inc.	6,281	639,531
Tesla, Inc. (a)	81,335	27,155,316
TJX Cos., Inc.	32,524	4,443,104
Tractor Supply Co.	15,865	979,822
Ulta Beauty, Inc. (a)	1,249	615,420
Williams-Sonoma, Inc.	3,700	696,303
Wynn Resorts Ltd.	1,991	252,359
Yum! Brands, Inc.	8,249	1,212,356
		167,891,515
CONSUMER STAPLES — 5.2%
Altria Group, Inc.	49,741	3,343,093
Archer-Daniels-Midland Co.	13,061	818,141
Brown-Forman Corp. Class B (b)	5,827	174,460
Bunge Global SA	4,300	362,146
Campbell's Co.	6,461	206,300
Church & Dwight Co., Inc.	7,203	671,032
Clorox Co.	3,498	413,464
Coca-Cola Co.	112,733	7,777,450
Colgate-Palmolive Co.	23,262	1,955,636
Conagra Brands, Inc.	14,679	280,809
Constellation Brands, Inc. Class A	4,776	773,425
Costco Wholesale Corp.	12,891	12,160,338
Dollar General Corp.	6,174	671,484
Dollar Tree, Inc. (a)	5,479	598,142
Estee Lauder Cos., Inc. Class A	6,164	565,424
General Mills, Inc.	16,995	838,363
Hershey Co.	4,006	736,103
Hormel Foods Corp.	7,898	200,925
J.M. Smucker Co.	3,555	392,863
Kellanova	8,484	674,478
Kenvue, Inc.	56,263	1,165,207
Keurig Dr. Pepper, Inc.	40,589	1,180,734

See accompanying notes to financial statements.
1

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Shares	Value
Kimberly-Clark Corp.	9,547	$1,232,900
Kraft Heinz Co.	26,151	731,444
Kroger Co.	17,342	1,176,481
Lamb Weston Holdings, Inc.	4,700	270,391
McCormick & Co., Inc.	6,922	487,101
Molson Coors Beverage Co. Class B	5,909	298,345
Mondelez International, Inc. Class A	37,910	2,329,190
Monster Beverage Corp. (a)	20,410	1,273,788
PepsiCo, Inc.	39,821	5,919,392
Philip Morris International, Inc.	45,285	7,568,482
Procter & Gamble Co.	68,336	10,731,486
Sysco Corp.	13,341	1,073,550
Target Corp.	13,236	1,270,391
Tyson Foods, Inc. Class A	8,849	502,446
Walmart, Inc.	125,533	12,174,190
		82,999,594
ENERGY — 3.0%
APA Corp.	9,509	220,799
Baker Hughes Co.	30,098	1,366,449
Chevron Corp.	55,948	8,985,249
ConocoPhillips	36,448	3,607,258
Coterra Energy, Inc.	21,852	534,063
Devon Energy Corp.	19,086	689,005
Diamondback Energy, Inc.	5,566	827,998
EOG Resources, Inc.	15,623	1,950,063
EQT Corp.	16,995	881,021
Expand Energy Corp.	6,400	619,392
Exxon Mobil Corp.	125,446	14,337,223
Halliburton Co.	25,080	570,068
Kinder Morgan, Inc.	56,155	1,515,062
Marathon Petroleum Corp.	8,575	1,541,013
Occidental Petroleum Corp.	19,460	926,491
ONEOK, Inc.	17,966	1,372,243
Phillips 66 Co.	11,892	1,588,533
Schlumberger NV	43,811	1,613,997
Targa Resources Corp.	6,404	1,074,335
Texas Pacific Land Corp.	600	560,088
Valero Energy Corp.	9,375	1,425,094
Williams Cos., Inc.	36,394	2,106,485
		48,311,929
FINANCIALS — 14.0%
Aflac, Inc.	13,868	1,481,935
Allstate Corp.	7,867	1,600,541
American Express Co.	15,912	5,271,327
American International Group, Inc.	16,346	1,329,257
Ameriprise Financial, Inc.	2,776	1,429,113
Aon PLC Class A	6,148	2,256,316
Apollo Global Management, Inc.	12,900	1,757,367
Arch Capital Group Ltd.	11,464	1,049,300
Arthur J Gallagher & Co.	7,315	2,214,616
Assurant, Inc.	1,704	367,399
Bank of America Corp.	189,906	9,635,830
Security Description	Shares	Value
Bank of New York Mellon Corp.	20,472	$2,161,843
Berkshire Hathaway, Inc. Class B (a)	53,211	26,764,069
Blackrock, Inc.	4,234	4,772,311
Blackstone, Inc.	21,376	3,663,846
Block, Inc. (a)	16,200	1,290,168
Brown & Brown, Inc.	8,179	792,954
Capital One Financial Corp.	18,289	4,155,627
Cboe Global Markets, Inc.	2,959	698,176
Charles Schwab Corp.	50,266	4,817,493
Chubb Ltd.	10,888	2,994,962
Cincinnati Financial Corp.	4,274	656,486
Citigroup, Inc.	54,331	5,246,745
Citizens Financial Group, Inc.	12,894	674,098
CME Group, Inc.	10,658	2,840,464
Coinbase Global, Inc. Class A (a)	6,300	1,918,602
Corpay, Inc. (a)	2,065	672,509
Erie Indemnity Co. Class A	800	283,504
Everest Group Ltd.	1,158	395,897
FactSet Research Systems, Inc.	1,101	411,025
Fidelity National Information Services, Inc.	14,914	1,041,146
Fifth Third Bancorp	19,410	888,396
Fiserv, Inc. (a)	16,361	2,260,763
Franklin Resources, Inc.	10,551	270,739
Global Payments, Inc.	7,257	644,567
Globe Life, Inc.	2,584	361,631
Goldman Sachs Group, Inc.	8,903	6,634,961
Hartford Insurance Group, Inc.	8,067	1,067,345
Huntington Bancshares, Inc.	44,914	799,918
Interactive Brokers Group, Inc. Class A	12,700	790,448
Intercontinental Exchange, Inc.	16,539	2,920,787
Invesco Ltd.	14,689	321,542
Jack Henry & Associates, Inc.	2,380	388,559
JPMorgan Chase & Co.	81,039	24,426,775
KeyCorp	30,771	595,727
KKR & Co., Inc.	19,400	2,706,106
Loews Corp.	5,606	542,661
M&T Bank Corp.	4,943	996,805
MarketAxess Holdings, Inc.	1,100	202,224
Marsh & McLennan Cos., Inc.	14,211	2,924,766
Mastercard, Inc. Class A	23,573	14,032,771
MetLife, Inc.	16,023	1,303,631
Moody's Corp.	4,464	2,275,569
Morgan Stanley	35,638	5,362,806
MSCI, Inc.	2,188	1,242,171
Nasdaq, Inc.	11,575	1,096,616
Northern Trust Corp.	5,468	717,839
PayPal Holdings, Inc. (a)	27,927	1,960,196
PNC Financial Services Group, Inc.	11,647	2,416,054
Principal Financial Group, Inc.	6,126	493,204
Progressive Corp.	16,800	4,150,608
Prudential Financial, Inc.	9,906	1,086,292

See accompanying notes to financial statements.
2

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Shares	Value
Raymond James Financial, Inc.	5,600	$948,864
Regions Financial Corp.	25,829	707,456
S&P Global, Inc.	9,156	5,021,517
State Street Corp. (c)	8,533	981,039
Synchrony Financial	11,497	877,681
T. Rowe Price Group, Inc.	6,522	701,898
Travelers Cos., Inc.	6,582	1,787,079
Truist Financial Corp.	36,836	1,724,662
U.S. Bancorp	44,651	2,180,308
Visa, Inc. Class A	49,563	17,435,272
W.R. Berkley Corp.	9,375	672,094
Wells Fargo & Co.	94,422	7,759,600
Willis Towers Watson PLC	3,028	989,520
		222,314,393
HEALTH CARE — 9.1%
Abbott Laboratories	50,455	6,693,360
AbbVie, Inc.	51,442	10,823,397
Agilent Technologies, Inc.	8,436	1,060,068
Align Technology, Inc. (a)	1,772	251,553
Amgen, Inc.	15,451	4,445,407
Baxter International, Inc.	13,909	343,413
Becton Dickinson & Co.	8,550	1,649,979
Biogen, Inc. (a)	3,947	521,872
Bio-Techne Corp.	5,004	273,369
Boston Scientific Corp. (a)	42,698	4,504,639
Bristol-Myers Squibb Co.	58,473	2,758,756
Cardinal Health, Inc.	6,770	1,007,241
Cencora, Inc.	4,852	1,414,892
Centene Corp. (a)	14,296	415,156
Charles River Laboratories International, Inc. (a)	1,695	276,810
Cigna Group	7,873	2,368,750
Cooper Cos., Inc. (a)	5,600	377,412
CVS Health Corp.	37,369	2,733,542
Danaher Corp.	18,456	3,798,614
DaVita, Inc. (a)	1,472	202,783
Dexcom, Inc. (a)	11,420	860,383
Edwards Lifesciences Corp. (a)	17,508	1,424,101
Elevance Health, Inc.	6,482	2,065,489
Eli Lilly & Co.	22,876	16,758,500
GE HealthCare Technologies, Inc.	13,395	987,613
Gilead Sciences, Inc.	36,060	4,073,698
HCA Healthcare, Inc.	4,910	1,983,444
Henry Schein, Inc. (a)	4,200	292,236
Hologic, Inc. (a)	6,758	453,597
Humana, Inc.	3,665	1,112,914
IDEXX Laboratories, Inc. (a)	2,348	1,519,367
Incyte Corp. (a)	4,600	389,206
Insulet Corp. (a)	2,200	747,736
Intuitive Surgical, Inc. (a)	10,396	4,920,375
IQVIA Holdings, Inc. (a)	4,473	853,493
Johnson & Johnson	70,155	12,429,361
Labcorp Holdings, Inc.	2,574	715,546
McKesson Corp.	3,599	2,471,217
Medtronic PLC	37,039	3,437,590
Security Description	Shares	Value
Merck & Co., Inc.	73,436	$6,177,436
Mettler-Toledo International, Inc. (a)	590	767,614
Moderna, Inc. (a)	10,800	260,172
Molina Healthcare, Inc. (a)	1,797	324,952
Pfizer, Inc.	163,929	4,058,882
Quest Diagnostics, Inc.	3,310	601,228
Regeneron Pharmaceuticals, Inc.	3,090	1,794,363
ResMed, Inc.	4,289	1,177,373
Revvity, Inc. (b)	3,690	332,506
Solventum Corp. (a)	4,617	337,457
STERIS PLC	2,854	699,401
Stryker Corp.	9,945	3,892,572
Thermo Fisher Scientific, Inc.	10,815	5,328,767
UnitedHealth Group, Inc.	26,331	8,159,187
Universal Health Services, Inc. Class B	1,900	345,002
Vertex Pharmaceuticals, Inc. (a)	7,382	2,886,510
Viatris, Inc.	39,337	415,005
Waters Corp. (a)	1,867	563,461
West Pharmaceutical Services, Inc.	2,270	560,576
Zimmer Biomet Holdings, Inc.	5,927	628,855
Zoetis, Inc.	12,889	2,015,840
		144,744,038
INDUSTRIALS — 8.5%
3M Co.	15,869	2,468,106
A.O. Smith Corp.	4,100	292,289
Allegion PLC	2,315	393,087
AMETEK, Inc.	6,876	1,270,685
Automatic Data Processing, Inc.	11,734	3,567,723
Axon Enterprise, Inc. (a)	2,100	1,569,309
Boeing Co. (a)	22,198	5,209,427
Broadridge Financial Solutions, Inc.	3,400	869,108
Builders FirstSource, Inc. (a)	2,700	374,436
Carrier Global Corp.	23,625	1,540,350
Caterpillar, Inc.	13,627	5,710,258
CH Robinson Worldwide, Inc.	3,797	488,674
Cintas Corp.	9,888	2,076,777
Copart, Inc. (a)	25,624	1,250,707
CSX Corp.	55,033	1,789,123
Cummins, Inc.	4,134	1,647,151
Dayforce, Inc. (a)	4,300	300,011
Deere & Co.	7,292	3,490,243
Delta Air Lines, Inc.	18,849	1,164,491
Dover Corp.	4,075	728,854
Eaton Corp. PLC	11,273	3,935,855
Emerson Electric Co.	16,176	2,135,232
Equifax, Inc.	3,739	920,916
Expeditors International of Washington, Inc.	4,267	514,344
Fastenal Co.	34,038	1,690,327
FedEx Corp.	6,436	1,487,167
Fortive Corp.	10,091	482,955

See accompanying notes to financial statements.
3

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Shares	Value
GE Vernova, Inc.	7,900	$4,842,463
Generac Holdings, Inc. (a)	1,423	263,611
General Dynamics Corp.	7,190	2,333,658
General Electric Co.	31,199	8,585,965
Honeywell International, Inc.	18,820	4,130,990
Howmet Aerospace, Inc.	11,629	2,024,609
Hubbell, Inc.	1,600	689,584
Huntington Ingalls Industries, Inc.	1,279	346,340
IDEX Corp.	2,284	375,718
Illinois Tool Works, Inc.	7,901	2,091,000
Ingersoll Rand, Inc.	12,106	961,580
Jacobs Solutions, Inc.	3,016	441,030
JB Hunt Transport Services, Inc.	2,617	379,439
Johnson Controls International PLC	19,031	2,034,224
L3Harris Technologies, Inc.	5,331	1,479,992
Leidos Holdings, Inc.	3,500	633,220
Lennox International, Inc.	1,000	557,860
Lockheed Martin Corp.	6,180	2,815,793
Masco Corp.	5,915	434,102
Nordson Corp.	1,737	390,981
Norfolk Southern Corp.	6,485	1,815,670
Northrop Grumman Corp.	3,997	2,358,390
Old Dominion Freight Line, Inc.	5,500	830,335
Otis Worldwide Corp.	11,113	959,941
PACCAR, Inc.	14,919	1,491,602
Parker-Hannifin Corp.	3,675	2,790,611
Paychex, Inc.	9,263	1,291,772
Paycom Software, Inc.	1,322	300,292
Pentair PLC	4,363	469,153
Quanta Services, Inc.	4,454	1,683,434
Republic Services, Inc.	5,857	1,370,362
Rockwell Automation, Inc.	3,263	1,120,612
Rollins, Inc.	8,825	498,965
RTX Corp.	38,697	6,137,344
Snap-on, Inc.	1,606	522,335
Southwest Airlines Co.	16,127	530,578
Stanley Black & Decker, Inc.	5,068	376,502
Textron, Inc.	5,563	445,930
Trane Technologies PLC	6,460	2,684,776
TransDigm Group, Inc.	1,637	2,289,967
Uber Technologies, Inc. (a)	60,600	5,681,250
Union Pacific Corp.	17,139	3,831,766
United Airlines Holdings, Inc. (a)	9,417	988,785
United Parcel Service, Inc. Class B	21,634	1,891,677
United Rentals, Inc.	1,867	1,785,487
Veralto Corp.	6,685	709,880
Verisk Analytics, Inc.	4,105	1,100,633
Waste Management, Inc.	10,838	2,453,615
Westinghouse Air Brake Technologies Corp.	5,182	1,002,717
WW Grainger, Inc.	1,311	1,328,698
Xylem, Inc.	6,934	981,577
		134,904,420
Security Description	Shares	Value
INFORMATION TECHNOLOGY — 33.5%
Accenture PLC Class A	18,166	$4,722,615
Adobe, Inc. (a)	12,340	4,401,678
Advanced Micro Devices, Inc. (a)	47,068	7,654,669
Akamai Technologies, Inc. (a)	4,784	378,558
Amphenol Corp. Class A	35,430	3,856,910
Analog Devices, Inc.	14,291	3,591,471
Apple, Inc.	434,244	100,805,402
Applied Materials, Inc.	23,374	3,757,604
Arista Networks, Inc. (a)	30,108	4,111,247
Autodesk, Inc. (a)	6,189	1,947,678
Broadcom, Inc.	136,862	40,701,390
Cadence Design Systems, Inc. (a)	8,027	2,812,902
CDW Corp.	4,047	666,784
Cisco Systems, Inc.	115,822	8,002,142
Cognizant Technology Solutions Corp. Class A	14,697	1,061,858
Corning, Inc.	21,676	1,452,942
Crowdstrike Holdings, Inc. Class A (a)	7,100	3,008,270
Datadog, Inc. Class A (a)	9,300	1,271,124
Dell Technologies, Inc. Class C	9,000	1,099,350
Enphase Energy, Inc. (a)	4,455	167,954
EPAM Systems, Inc. (a)	1,468	258,896
F5, Inc. (a)	1,755	549,561
Fair Isaac Corp. (a)	700	1,065,148
First Solar, Inc. (a)	3,300	644,127
Fortinet, Inc. (a)	18,173	1,431,487
Gartner, Inc. (a)	2,100	527,499
Gen Digital, Inc.	17,519	529,074
GoDaddy, Inc. Class A (a)	4,064	602,732
Hewlett Packard Enterprise Co.	36,733	829,064
HP, Inc.	28,392	810,308
Intel Corp. (a)	128,332	3,124,884
International Business Machines Corp.	26,920	6,554,751
Intuit, Inc.	8,063	5,378,021
Jabil, Inc.	3,130	641,118
Keysight Technologies, Inc. (a)	5,114	835,781
KLA Corp.	3,868	3,372,896
Lam Research Corp.	37,050	3,710,557
Microchip Technology, Inc.	16,412	1,066,780
Micron Technology, Inc.	32,690	3,890,437
Microsoft Corp.	216,154	109,523,070
Monolithic Power Systems, Inc.	1,287	1,075,623
Motorola Solutions, Inc.	4,854	2,293,321
NetApp, Inc.	6,087	686,553
NVIDIA Corp.	709,245	123,536,294
NXP Semiconductors NV	7,200	1,690,920
ON Semiconductor Corp. (a)	12,316	610,750
Oracle Corp.	47,212	10,676,050
Palantir Technologies, Inc. Class A (a)	61,762	9,678,723
Palo Alto Networks, Inc. (a)	19,532	3,721,237
PTC, Inc. (a)	3,479	742,767

See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Shares	Value
QUALCOMM, Inc.	31,826	$5,115,393
Roper Technologies, Inc.	3,191	1,679,455
Salesforce, Inc.	27,820	7,128,875
Seagate Technology Holdings PLC	6,121	1,024,655
ServiceNow, Inc. (a)	6,052	5,552,468
Skyworks Solutions, Inc.	5,143	385,416
Super Micro Computer, Inc. (a) (b)	13,900	577,406
Synopsys, Inc. (a)	5,431	3,277,717
TE Connectivity PLC	8,854	1,828,351
Teledyne Technologies, Inc. (a)	1,453	781,961
Teradyne, Inc.	5,098	602,788
Texas Instruments, Inc.	26,353	5,335,955
Trimble, Inc. (a)	6,891	556,931
Tyler Technologies, Inc. (a)	1,344	756,511
VeriSign, Inc.	2,490	680,691
Western Digital Corp.	10,717	861,004
Workday, Inc. Class A (a)	6,300	1,454,166
Zebra Technologies Corp. Class A (a)	1,647	522,247
		533,652,967
MATERIALS — 1.9%
Air Products & Chemicals, Inc.	6,548	1,925,832
Albemarle Corp.	3,730	316,752
Amcor PLC	68,308	589,498
Avery Dennison Corp.	2,581	443,029
Ball Corp.	8,326	438,281
CF Industries Holdings, Inc.	4,861	421,108
Corteva, Inc.	19,461	1,443,811
Dow, Inc.	21,391	526,860
DuPont de Nemours, Inc.	12,702	977,038
Eastman Chemical Co.	3,755	264,127
Ecolab, Inc.	7,402	2,050,650
Freeport-McMoRan, Inc.	42,729	1,897,167
International Flavors & Fragrances, Inc.	7,817	527,726
International Paper Co. (b)	15,912	790,508
Linde PLC	13,646	6,526,745
LyondellBasell Industries NV Class A	7,022	395,690
Martin Marietta Materials, Inc.	1,702	1,049,113
Mosaic Co.	9,816	327,854
Newmont Corp.	33,177	2,468,369
Nucor Corp.	7,049	1,048,398
Packaging Corp. of America	2,700	588,492
PPG Industries, Inc.	7,094	789,066
Sherwin-Williams Co.	6,624	2,423,258
Smurfit WestRock PLC	13,453	637,134
Steel Dynamics, Inc.	4,300	562,956
Vulcan Materials Co.	3,690	1,074,380
		30,503,842
REAL ESTATE — 2.0%
Alexandria Real Estate Equities, Inc. REIT	4,770	393,239
Security Description	Shares	Value
American Tower Corp. REIT	13,460	$2,743,821
AvalonBay Communities, Inc. REIT	4,228	828,054
BXP, Inc. REIT	4,739	343,625
Camden Property Trust REIT	3,529	395,177
CBRE Group, Inc. Class A (a)	8,337	1,351,594
CoStar Group, Inc. (a)	12,153	1,087,572
Crown Castle, Inc. REIT	12,719	1,260,962
Digital Realty Trust, Inc. REIT	9,362	1,569,446
Equinix, Inc. REIT	2,900	2,279,951
Equity Residential REIT	9,682	640,174
Essex Property Trust, Inc. REIT	1,975	533,665
Extra Space Storage, Inc. REIT	5,994	860,619
Federal Realty Investment Trust REIT	1,900	191,045
Healthpeak Properties, Inc. REIT	20,531	368,326
Host Hotels & Resorts, Inc. REIT	22,759	391,682
Invitation Homes, Inc. REIT	15,523	485,715
Iron Mountain, Inc. REIT	8,374	773,171
Kimco Realty Corp. REIT	20,350	457,672
Mid-America Apartment Communities, Inc. REIT	3,664	534,284
Prologis, Inc. REIT	27,226	3,097,774
Public Storage REIT	4,446	1,309,747
Realty Income Corp. REIT	25,500	1,498,380
Regency Centers Corp. REIT	4,363	316,318
SBA Communications Corp. REIT	2,965	607,380
Simon Property Group, Inc. REIT	8,741	1,579,149
UDR, Inc. REIT	9,900	391,743
Ventas, Inc. REIT	13,102	891,984
VICI Properties, Inc. REIT	29,766	1,005,495
Welltower, Inc. REIT	18,181	3,059,499
Weyerhaeuser Co. REIT	21,067	545,003
		31,792,266
UTILITIES — 2.3%
AES Corp.	21,959	297,325
Alliant Energy Corp.	7,500	488,025
Ameren Corp.	7,640	762,319
American Electric Power Co., Inc.	16,038	1,780,539
American Water Works Co., Inc.	5,887	844,843
Atmos Energy Corp.	4,300	714,359
CenterPoint Energy, Inc.	17,886	674,481
CMS Energy Corp.	8,501	608,417
Consolidated Edison, Inc.	10,372	1,018,842
Constellation Energy Corp.	9,055	2,788,759
Dominion Energy, Inc. (b)	24,411	1,462,219
DTE Energy Co.	5,759	786,967
Duke Energy Corp.	22,905	2,805,633
Edison International	11,249	631,406
Entergy Corp.	12,184	1,073,289
Evergy, Inc.	6,074	432,833

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Shares	Value
Eversource Energy	10,196	$653,258
Exelon Corp.	29,464	1,286,987
FirstEnergy Corp.	14,960	652,555
NextEra Energy, Inc.	59,574	4,292,307
NiSource, Inc.	14,178	599,304
NRG Energy, Inc.	5,298	771,177
PG&E Corp.	65,449	1,000,061
Pinnacle West Capital Corp. (b)	2,969	265,310
PPL Corp.	20,604	751,428
Public Service Enterprise Group, Inc.	14,970	1,232,480
Sempra	18,152	1,498,629
Southern Co.	32,552	3,004,550
Vistra Corp.	9,800	1,853,278
WEC Energy Group, Inc.	9,270	987,348
Xcel Energy, Inc.	16,624	1,203,411
		37,222,339
TOTAL COMMON STOCKS (Cost $249,947,271)		1,593,840,193
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.27% (d) (e)	1,437,430	1,437,430
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	3,607,169	$3,607,169
TOTAL SHORT-TERM INVESTMENTS (Cost $5,044,599)		5,044,599
TOTAL INVESTMENTS — 100.3% (Cost $254,991,870)		1,598,884,792
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(4,234,008)
NET ASSETS — 100.0%		$1,594,650,784
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at August 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended August 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2025.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At August 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	15	09/19/2025	$4,552,388	$4,853,312	$300,924

During the year ended August 31, 2025, the average notional value related to futures contracts was $9,530,738.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,593,840,193	$—	$—	$1,593,840,193
Short-Term Investments	5,044,599	—	—	5,044,599
TOTAL INVESTMENTS	$1,598,884,792	$—	$—	$1,598,884,792
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$300,924	$—	$—	$300,924
TOTAL OTHER FINANCIAL INSTRUMENTS:	$300,924	$—	$—	$300,924
See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Affiliate Table
	Number of Shares Held at 8/31/24	Value at 8/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Corp.	9,633	$839,034	$—	$108,015	$79,689	$170,331	8,533	$981,039	$26,776
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,973,574	7,973,574	125,684,560	132,220,704	—	—	1,437,430	1,437,430	303,489
State Street Navigator Securities Lending Portfolio II	1,545,919	1,545,919	92,594,010	90,532,760	—	—	3,607,169	3,607,169	3,915
Total		$10,358,527	$218,278,570	$222,861,479	$79,689	$170,331		$6,025,638	$334,180
See accompanying notes to financial statements.
7

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
August 31, 2025

ASSETS
Investments in unaffiliated issuers, at value*	$1,592,859,154
Investments in affiliated issuers, at value	6,025,638
Total Investments	1,598,884,792
Net cash at broker	15,915
Cash	13
Receivable from broker — accumulated variation margin on futures contracts	302,175
Receivable for fund shares sold	199,585
Dividends receivable — unaffiliated issuers	1,576,200
Dividends receivable — affiliated issuers	15,066
Securities lending income receivable — unaffiliated issuers	42
Securities lending income receivable — affiliated issuers	257
Receivable from Adviser	5,861
Receivable for foreign taxes recoverable	2,318
Prepaid expenses and other assets	13,614
TOTAL ASSETS	1,601,015,838
LIABILITIES
Payable upon return of securities loaned	3,607,169
Payable for fund shares repurchased	2,333,257
Advisory fee payable	159,246
Custodian fees payable	25,298
Administration fees payable	46,247
Shareholder servicing fee payable	32,309
Distribution fees payable	49,603
Trustees’ fees and expenses payable	189
Transfer agent fees payable	27,480
Registration and filing fees payable	752
Professional fees payable	48,107
Printing and postage fees payable	31,891
Accrued expenses and other liabilities	3,506
TOTAL LIABILITIES	6,365,054
NET ASSETS	$1,594,650,784
NET ASSETS CONSIST OF:
Paid-in capital	$181,170,231
Total distributable earnings (loss)	1,413,480,553
NET ASSETS	$1,594,650,784
NET ASSET VALUE PER SHARE
Net asset value per share	$283.11
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,632,662
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$249,727,547
Investments in affiliated issuers	5,264,323
Total cost of investments	$254,991,870
* Includes investments in securities on loan, at value	$4,362,053
See accompanying notes to financial statements.
8

State Street S&P 500 Index Fund
Statement of Operations
For the Year Ended August 31, 2025

INVESTMENT INCOME
Interest income — unaffiliated issuers	$25,794
Dividend income — unaffiliated issuers	19,669,745
Dividend income — affiliated issuers	330,265
Unaffiliated securities lending income	715
Affiliated securities lending income	3,915
Foreign taxes withheld	(4,277)
TOTAL INVESTMENT INCOME (LOSS)	20,026,157
EXPENSES
Advisory fee	456,250
Administration fees	760,417
Shareholder servicing fees	365,000
Distribution fees	562,709
Custodian fees	76,328
Trustees’ fees and expenses	28,338
Transfer agent fees	130,384
Registration and filing fees	61,574
Professional fees and expenses	46,314
Printing and postage fees	75,805
Insurance expense	16,514
Miscellaneous expenses	36,761
TOTAL EXPENSES	2,616,394
Expenses waived/reimbursed by the Adviser	(228,684)
NET EXPENSES	2,387,710
NET INVESTMENT INCOME (LOSS)	$17,638,447
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	111,956,455
Investments — affiliated issuers	79,689
Futures contracts	350,762
Net realized gain (loss)	112,386,906
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	91,885,048
Investments — affiliated issuers	170,331
Futures contracts	(8,154)
Net change in unrealized appreciation/depreciation	92,047,225
NET REALIZED AND UNREALIZED GAIN (LOSS)	204,434,131
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$222,072,578
See accompanying notes to financial statements.
9

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Year Ended 8/31/25	Year Ended 8/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,638,447	$18,527,811
Net realized gain (loss)	112,386,906	118,436,290
Net change in unrealized appreciation/depreciation	92,047,225	198,853,887
Net increase (decrease) in net assets resulting from operations	222,072,578	335,817,988
Distributions to shareholders	(133,943,905)	(151,157,900)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	130,670,057	107,122,353
Reinvestment of distributions	131,139,786	149,126,681
Cost of shares redeemed	(273,063,542)	(253,017,705)
Net increase (decrease) in net assets from beneficial interest transactions	(11,253,699)	3,231,329
Net increase (decrease) in net assets during the period	76,874,974	187,891,417
Net assets at beginning of period	1,517,775,810	1,329,884,393
NET ASSETS AT END OF PERIOD	$1,594,650,784	$1,517,775,810
SHARES OF BENEFICIAL INTEREST:
Shares sold	495,763	447,019
Reinvestment of distributions	501,731	660,848
Shares redeemed	(1,038,820)	(1,046,009)
Net increase (decrease)	(41,326)	61,858
See accompanying notes to financial statements.
10

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Net asset value, beginning of period	$267.50	$236.97	$226.34	$286.85	$253.59
Income (loss) from investment operations:
Net investment income (loss) (a)	3.07	3.22	3.43	3.36	3.43
Net realized and unrealized gain (loss)	36.67	55.11	28.42	(32.17)	66.60
Total from investment operations	39.74	58.33	31.85	(28.81)	70.03
Distributions to shareholders from:
Net investment income	(3.18)	(3.33)	(3.43)	(4.54)	(2.88)
Net realized gains	(20.95)	(24.47)	(17.79)	(27.16)	(33.89)
Total distributions	(24.13)	(27.80)	(21.22)	(31.70)	(36.77)
Net asset value, end of period	$283.11	$267.50	$236.97	$226.34	$286.85
Total return (b)	15.69%	26.92%	15.81%	(11.36)%	31.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,594,651	$1,517,776	$1,329,884	$1,370,769	$1,709,109
Ratios to average net assets:
Total expenses	0.17%	0.16%	0.17%	0.17%	0.18%
Net expenses	0.16%(c)(d)	0.16%(c)(d)	0.16%(c)(d)	0.16%(c)(d)	0.16%(c)(d)
Net investment income (loss)	1.16%(c)(d)	1.33%(c)(d)	1.56%(c)(d)	1.31%(c)(d)	1.33%(c)(d)
Portfolio turnover rate	2%	2%	2%	2%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(c)	Reflects amounts waived by the administrator.
(d)	Reflects amounts waived and/or reimbursed by the investment adviser.
See accompanying notes to financial statements.
11

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — August 31, 2025

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company.
As of August 31, 2025, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund's investments in accordance with its investment objective. The Fund's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund's Total Return is utilized by the CODM to compare results, including the impact of the Fund's costs, to the Fund's competitors and to the Fund's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
12

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2025

(“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of August 31, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
13

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2025

Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended August 31, 2025, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of August 31, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$302,175	$—	$302,175
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$350,762	$—	$350,762
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(8,154)	$—	$(8,154)
14

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2025

5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2025 to waive up to the full amount of the advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2025 except with the approval of the Board. During the year ended August 31, 2025, SSGA FM agreed to reimburse fees of $76,601.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2025. For the year ended August 31, 2025, SSGA FM waived fees in the amount of $152,083.
The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
15

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2025

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended August 31, 2025 are disclosed in the Fund's Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended August 31, 2025 were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$34,667,669	$152,142,599
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, wash sale loss deferrals, real estate investment trusts, and futures contracts. In addition, the Fund has claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended August 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$19,819,109	$114,124,796	$133,943,905
The tax character of distributions paid during the year ended August 31, 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$ 18,772,565	$ 132,385,335	$ 151,157,900
16

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2025

At August 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street S&P 500 Index Fund	$3,442,327	$—	$90,176,954	$1,319,861,272	$1,413,480,553
As of August 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$279,324,444	$1,334,118,087	$14,256,815	$1,319,861,272
9.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2025, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of August 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street S&P 500 Index Fund	$ 4,362,053	$ 3,607,169	$ 868,431	$ 4,475,600
17

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2025

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2025:
		Remaining Contractual Maturity of the Agreements as of August 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$3,607,169	$—	$—	$—	$3,607,169	$3,607,169
10.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

SSGA FUNDS
State Street S&P 500 Index Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index Fund (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
 Boston, Massachusetts
October 21, 2025
19

SSGA FUNDS
State Street S&P 500 Index Fund
Other Information — August 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended August 31, 2025.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
The Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2025 is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Fund during the year ended August 31, 2025:
Amount
State Street S&P 500 Index Fund	$121,333,003
20

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
August 31, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to State Street S&P 500 Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
______________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
21

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
August 31, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
22

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
August 31, 2025 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its
23

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
August 31, 2025 (Unaudited)

benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street S&P 500 Index Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the
24

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
August 31, 2025 (Unaudited)

considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
25

Annual Financial Statements and Other Information
August 31, 2025
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
August 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 7.1%
Brambles Ltd.	118,881	$2,018,953
Coles Group Ltd.	120,237	1,879,095
Commonwealth Bank of Australia (a)	516	57,510
Computershare Ltd.	8,921	222,850
G8 Education Ltd. (a)	51,258	28,514
Helia Group Ltd.	159,758	580,273
Perenti Ltd.	203,521	314,339
Perseus Mining Ltd.	361,293	893,774
Qantas Airways Ltd.	250,867	1,929,113
QBE Insurance Group Ltd.	33,656	476,866
Resolute Mining Ltd. (b)	763,947	322,477
Scentre Group REIT	454,827	1,214,459
Service Stream Ltd.	84,218	114,642
Stockland REIT	20,028	81,265
Telstra Group Ltd.	574,138	1,837,391
Ventia Services Group Pty. Ltd. (a)	248,590	885,032
		12,856,553
AUSTRIA — 0.1%
Kontron AG	1,044	29,850
Porr AG	2,967	102,918
		132,768
BELGIUM — 2.3%
Ageas SA	25,699	1,809,928
KBC Group NV	17,207	2,028,145
Umicore SA	25,195	393,205
		4,231,278
CHINA — 1.0%
BOC Hong Kong Holdings Ltd.	70,500	318,519
SITC International Holdings Co. Ltd.	409,000	1,441,770
		1,760,289
DENMARK — 1.6%
AP Moller - Maersk AS Class B	389	816,932
Danske Bank AS	47,624	1,957,744
Sydbank AS	2,234	169,737
		2,944,413
FINLAND — 1.2%
Nordea Bank Abp	140,977	2,150,674
FRANCE — 8.1%
AXA SA	16,450	765,753
BioMerieux	4,878	677,394
BNP Paribas SA	11,248	1,011,009
Carmila SA REIT (b)	39,219	789,176
Cie de Saint-Gobain SA	18,013	1,942,968
Cie des Alpes	8,358	216,583
Covivio SA REIT	4,247	278,736
Derichebourg SA	78,243	547,388
Eiffage SA	12,691	1,596,074
Engie SA	97,147	2,010,509
Forvia SE (b)	40,738	542,840
Kaufman & Broad SA	9,048	303,267
Security Description	Shares	Value
Klepierre SA REIT	43,158	$1,683,355
Opmobility	15,279	246,316
Societe Generale SA	7,168	442,102
Technip Energies NV	18,084	835,257
Vicat SACA	9,554	668,398
		14,557,125
GERMANY — 10.5%
Bayer AG	13,249	431,830
Bilfinger SE	6,824	706,930
Cewe Stiftung & Co. KGaA	215	24,197
Commerzbank AG	50,563	1,929,592
Continental AG	5,395	473,371
Deutsche Bank AG	67,493	2,371,170
Deutsche Telekom AG	77,585	2,833,736
E.ON SE	97,703	1,742,545
Fresenius Medical Care AG	31,349	1,606,007
Fresenius SE & Co. KGaA	36,506	1,982,095
Heidelberg Materials AG	5,250	1,240,679
RWE AG	44,108	1,766,850
SAP SE	5,564	1,508,210
Siemens AG	597	165,249
Talanx AG	932	126,589
		18,909,050
HONG KONG — 2.1%
AIA Group Ltd.	143,200	1,348,326
Johnson Electric Holdings Ltd.	168,500	616,893
WH Group Ltd. (c)	1,686,000	1,803,764
		3,768,983
INDONESIA — 0.5%
First Pacific Co. Ltd.	1,004,000	859,044
IRELAND — 1.2%
AerCap Holdings NV	16,100	1,988,350
Cairn Homes PLC	107,719	277,875
		2,266,225
ISRAEL — 2.7%
Bank Hapoalim BM	99,467	1,946,009
Bank Leumi Le-Israel BM	110,195	2,119,579
Delek Group Ltd.	1,538	338,686
Paz Retail & Energy Ltd.	796	150,414
Plus500 Ltd.	4,404	180,478
Shufersal Ltd.	5,156	64,031
		4,799,197
ITALY — 4.8%
Coca-Cola HBC AG	32,816	1,657,069
Hera SpA	7,175	30,840
Intesa Sanpaolo SpA	412,119	2,591,492
OVS SpA (c)	186,413	898,945
Ryanair Holdings PLC	69,610	2,056,277
UniCredit SpA	18,261	1,410,848
		8,645,471
JAPAN — 22.1%
Aica Kogyo Co. Ltd.	15,400	397,169

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Shares	Value
Aisin Corp.	114,600	$1,912,145
Anritsu Corp. (a)	73,000	866,085
Chugoku Marine Paints Ltd.	26,600	641,673
Daiwa House Industry Co. Ltd.	53,600	1,907,212
Exedy Corp.	8,800	319,173
FCC Co. Ltd.	40,900	875,305
Fuji Seal International, Inc.	40,700	801,786
Global One Real Estate Investment Corp. REIT	80	80,406
Hamakyorex Co. Ltd.	63,900	655,284
Inpex Corp.	40,400	699,107
Kanamoto Co. Ltd.	3,800	90,762
Kanematsu Corp.	26,900	571,297
Kitz Corp.	86,700	887,915
Komatsu Ltd.	60,900	2,087,811
Marubeni Corp.	46,400	1,067,843
Meidensha Corp.	14,900	595,169
Mitsubishi Electric Corp.	57,200	1,382,562
NIPPON REIT Investment Corp.	47	31,439
Nippon Yusen KK (a)	3,900	141,531
Nishio Holdings Co. Ltd.	5,100	145,585
Niterra Co. Ltd.	24,400	880,993
Nojima Corp.	35,800	806,356
Nomura Holdings, Inc.	278,400	2,008,125
Open House Group Co. Ltd.	16,900	869,524
Osaka Gas Co. Ltd.	26,700	762,546
Otsuka Holdings Co. Ltd.	14,300	755,699
Raito Kogyo Co. Ltd.	29,800	669,184
Sakata INX Corp. (a)	23,900	367,880
SCREEN Holdings Co. Ltd.	20,100	1,556,517
Senshu Electric Co. Ltd.	1,000	30,690
SoftBank Group Corp.	4,700	519,077
Sumitomo Corp.	73,900	2,085,423
Sumitomo Electric Industries Ltd.	72,100	2,062,103
Sumitomo Riko Co. Ltd.	17,200	258,547
Suzuki Motor Corp.	122,700	1,645,685
Taisei Corp.	3,000	203,736
Takeda Pharmaceutical Co. Ltd. (a)	40,700	1,224,420
TDK Corp.	26,700	351,748
Toyo Seikan Group Holdings Ltd.	36,400	888,977
Toyo Tire Corp.	35,100	899,982
Toyota Motor Corp.	17,000	332,353
Toyota Tsusho Corp.	71,600	1,935,254
Tsubakimoto Chain Co.	36,500	549,406
UACJ Corp.	3,000	129,223
Valor Holdings Co. Ltd.	12,400	237,528
Yokogawa Electric Corp.	50,200	1,482,549
Yurtec Corp.	13,000	234,160
		39,904,944
LUXEMBOURG — 0.7%
ArcelorMittal SA	41,029	1,366,075
NETHERLANDS — 3.1%
ASML Holding NV	1,329	989,784
Koninklijke KPN NV	380,357	1,813,737
NN Group NV	28,397	1,954,097
Security Description	Shares	Value
SBM Offshore NV	33,556	$917,047
		5,674,665
NORWAY — 0.2%
Aker Solutions ASA	119,205	368,804
SINGAPORE — 0.8%
DBS Group Holdings Ltd.	17,900	704,784
United Overseas Bank Ltd.	29,700	814,545
		1,519,329
SPAIN — 3.3%
ACS Actividades de Construccion y Servicios SA	25,720	1,942,298
Banco Bilbao Vizcaya Argentaria SA	59,828	1,084,188
Banco Santander SA	206,632	1,972,589
Indra Sistemas SA (a)	18,324	739,156
Prosegur Cia de Seguridad SA	50,491	156,534
		5,894,765
SWEDEN — 2.6%
AcadeMedia AB (c)	11,612	113,734
Attendo AB (c)	70,551	491,982
Clas Ohlson AB Class B	21,278	752,244
Loomis AB	20,187	894,546
Peab AB Class B	46,198	360,232
Securitas AB Class B	10,322	157,865
SSAB AB Class A	32,792	190,699
Svenska Handelsbanken AB Class A (a)	1,989	25,565
Telefonaktiebolaget LM Ericsson Class B	222,245	1,768,191
		4,755,058
SWITZERLAND — 2.5%
Avolta AG	31,167	1,790,988
EFG International AG	36,646	728,203
Logitech International SA	18,641	1,924,788
		4,443,979
UNITED KINGDOM — 13.9%
3i Group PLC	37,592	2,042,027
AstraZeneca PLC	3,310	527,460
Aviva PLC	122,378	1,077,786
Balfour Beatty PLC	47,226	378,835
Barclays PLC	486,104	2,367,893
British American Tobacco PLC	49,731	2,813,007
Drax Group PLC	75,998	667,673
HSBC Holdings PLC	24,706	316,128
Imperial Brands PLC	49,286	2,079,719
International Consolidated Airlines Group SA (a)	324,087	1,672,807
Johnson Matthey PLC	36,005	929,976
Keller Group PLC	6,012	108,398
Lloyds Banking Group PLC	2,152,764	2,313,774
Mitie Group PLC	389,755	737,510
NatWest Group PLC	216,601	1,494,822
OSB Group PLC	69,844	497,966
Paragon Banking Group PLC	30,121	353,783

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

Security Description	Shares	Value
Smith & Nephew PLC	96,936	$1,811,988
Standard Chartered PLC	20,127	377,042
Tesco PLC	368,948	2,107,878
Vodafone Group PLC	298,682	351,218
		25,027,690
UNITED STATES — 5.9%
BP PLC	47,710	278,639
Holcim AG	23,420	1,961,057
Nestle SA	4,662	439,253
Novartis AG	31,659	4,002,530
Roche Holding AG	10,989	3,574,876
Roche Holding AG Bearer Shares	251	86,014
Shell PLC	6,206	228,490
		10,570,859
TOTAL COMMON STOCKS (Cost $147,440,367)		177,407,238
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.27% (d) (e)	5,529,029	5,529,029
State Street Navigator Securities Lending Portfolio II (f) (g)	4,505,110	4,505,110
TOTAL SHORT-TERM INVESTMENTS (Cost $10,034,139)		10,034,139
TOTAL INVESTMENTS — 103.9% (Cost $157,474,506)		187,441,377
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(6,983,032)
NET ASSETS — 100.0%		$180,458,345

(a)	All or a portion of the shares of the security are on loan at August 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of August 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended August 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At August 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	24	09/19/2025	$3,239,955	$3,265,269	$25,314

During the year ended August 31, 2025, the average notional value related to futures contracts was $2,867,293.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$177,407,238	$—	$—	$177,407,238
Short-Term Investments	10,034,139	—	—	10,034,139
TOTAL INVESTMENTS	$187,441,377	$—	$—	$187,441,377
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$25,314	$—	$—	$25,314
TOTAL OTHER FINANCIAL INSTRUMENTS:	$25,314	$—	$—	$25,314

Affiliate Table
	Number of Shares Held at 8/31/24	Value at 8/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/25	Value at 8/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	533,957	$533,957	$75,371,965	$70,376,893	$—	$—	5,529,029	$5,529,029	$118,491
State Street Navigator Securities Lending Portfolio II	225,675	225,675	48,067,947	43,788,512	—	—	4,505,110	4,505,110	12,043
Total		$759,632	$123,439,912	$114,165,405	$—	$—		$10,034,139	$130,534
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities
August 31, 2025

ASSETS
Investments in unaffiliated issuers, at value*	$177,407,238
Investments in affiliated issuers, at value	10,034,139
Total Investments	187,441,377
Foreign currency, at value	778,815
Net cash at broker	53,164
Receivable from broker — variation margin on open futures contracts	25,365
Receivable for investments sold	6,231,398
Receivable for fund shares sold	24,109
Dividends receivable — unaffiliated issuers	485,165
Dividends receivable — affiliated issuers	12,110
Securities lending income receivable — unaffiliated issuers	267
Securities lending income receivable — affiliated issuers	881
Net receivable for foreign taxes recoverable	613,100
Prepaid expenses and other assets	1,521
TOTAL ASSETS	195,667,272
LIABILITIES
Payable upon return of securities loaned	4,505,110
Payable for investments purchased	10,150,560
Payable for fund shares repurchased	392,589
Advisory fee payable	49,099
Custodian fees payable	21,294
Administration fees payable	6,335
Shareholder servicing fee payable	2,462
Distribution fees payable	24,226
Transfer agent fees payable	8,641
Sub-transfer agent fee payable	398
Registration and filing fees payable	1,454
Professional fees payable	36,200
Printing and postage fees payable	3,620
Accrued expenses and other liabilities	6,939
TOTAL LIABILITIES	15,208,927
NET ASSETS	$180,458,345
NET ASSETS CONSIST OF:
Paid-in capital	$146,108,390
Total distributable earnings (loss)	34,349,955
NET ASSETS	$180,458,345
Class A
Net Assets	$672,853
Shares Outstanding	46,367
Net asset value, offering and redemption price per share	$14.51
Maximum sales charge	5.25%
Maximum offering price per share	$15.31
Class I
Net Assets	$4,514,880
Shares Outstanding	320,990
Net asset value, offering and redemption price per share	$14.07
Class K
Net Assets	$47,856,660
Shares Outstanding	3,401,505
Net asset value, offering and redemption price per share	$14.07
Class N
Net Assets	$127,413,952
Shares Outstanding	9,037,713
Net asset value, offering and redemption price per share	$14.10
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities  (continued)
August 31, 2025

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$147,440,367
Investments in affiliated issuers	10,034,139
Total cost of investments	$157,474,506
Foreign currency, at cost	$776,857
* Includes investments in securities on loan, at value	$5,991,138
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Operations
For the Year Ended August 31, 2025

INVESTMENT INCOME
Interest income — unaffiliated issuers	$3,459
Dividend income — unaffiliated issuers	5,462,996
Dividend income — affiliated issuers	118,491
Unaffiliated securities lending income	5,517
Affiliated securities lending income	12,043
Foreign taxes withheld	(494,812)
TOTAL INVESTMENT INCOME (LOSS)	5,107,694
EXPENSES
Advisory fee	1,082,852
Administration fees	72,190
Shareholder servicing fees
Class N	21,574
Distribution fees
Class A	740
Class N	211,047
Custodian fees	75,448
Trustees’ fees and expenses	21,200
Transfer agent fees	30,742
Class A	542
Class I	2,416
Registration and filing fees	68,834
Professional fees and expenses	35,944
Printing and postage fees	12,575
Insurance expense	1,520
Taxes and fees	2,117
Miscellaneous expenses	25,006
TOTAL EXPENSES	1,664,747
Expenses waived/reimbursed by the Adviser	(343,459)
NET EXPENSES	1,321,288
NET INVESTMENT INCOME (LOSS)	$3,786,406
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	17,410,709
Foreign currency transactions	12,419
Futures contracts	41,342
Net realized gain (loss)	17,464,470
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	10,444,077
Foreign currency translations	22,033
Futures contracts	(124,434)
Net change in unrealized appreciation/depreciation	10,341,676
NET REALIZED AND UNREALIZED GAIN (LOSS)	27,806,146
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$31,592,552
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statements of Changes in Net Assets

	Year Ended 8/31/25	Year Ended 8/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,786,406	$3,578,720
Net realized gain (loss)	17,464,470	9,308,377
Net change in unrealized appreciation/depreciation	10,341,676	11,451,073
Net increase (decrease) in net assets resulting from operations	31,592,552	24,338,170
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,959)	(2,111)
Class I	(111,914)	(138,906)
Class K	(1,651,465)	(2,507,061)
Class N	(2,776,249)	(4,563,615)
Total distributions to shareholders	(4,544,587)	(7,211,693)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	544,345	24,800
Reinvestment of distributions	4,959	2,111
Cost of shares redeemed	(81,828)	(12,906)
Net increase (decrease) from capital share transactions	467,476	14,005
Class I
Proceeds from shares sold	2,651,381	1,328,948
Reinvestment of distributions	111,481	135,635
Cost of shares redeemed	(2,300,651)	(976,950)
Net increase (decrease) from capital share transactions	462,211	487,633
Class K
Proceeds from shares sold	22,739,892	10,404,594
Reinvestment of distributions	1,651,465	2,507,061
Cost of shares redeemed	(33,152,079)	(15,568,949)
Net increase (decrease) from capital share transactions	(8,760,722)	(2,657,294)
Class N
Proceeds from shares sold	38,825,159	2,069,848
Reinvestment of distributions	2,745,752	4,517,055
Cost of shares redeemed	(19,968,600)	(16,030,445)
Net increase (decrease) from capital share transactions	21,602,311	(9,443,542)
Net increase (decrease) in net assets from beneficial interest transactions	13,771,276	(11,599,198)
Net increase (decrease) in net assets during the period	40,819,241	5,527,279
Net assets at beginning of period	139,639,104	134,111,825
NET ASSETS AT END OF PERIOD	$180,458,345	$139,639,104
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	41,633	2,094
Reinvestment of distributions	440	197
Shares redeemed	(5,989)	(1,155)
Net increase (decrease) from capital share transactions	36,084	1,136
Class I
Shares sold	212,526	119,388
Reinvestment of distributions	10,237	13,118
Shares redeemed	(179,575)	(90,231)
Net increase (decrease) from capital share transactions	43,188	42,275
Class K
Shares sold	1,894,598	941,261
Reinvestment of distributions	151,650	242,462
Shares redeemed	(2,738,922)	(1,433,868)
Net increase (decrease) from capital share transactions	(692,674)	(250,145)
Class N
Shares sold	3,016,471	188,555
Reinvestment of distributions	251,212	435,169
Shares redeemed	(1,617,731)	(1,491,000)
Net increase (decrease) from capital share transactions	1,649,952	(867,276)
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Net asset value, beginning of period	$12.22	$10.41	$9.11	$11.84	$9.46
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.32	0.26	0.17	0.32	0.25
Net realized and unrealized gain (loss)	2.36	1.78	1.16	(2.57)	2.31
Total from investment operations	2.68	2.04	1.33	(2.25)	2.56
Distributions to shareholders from:
Net investment income	(0.39)	(0.23)	(0.03)	(0.48)	(0.18)
Net asset value, end of period	$14.51	$12.22	$10.41	$9.11	$11.84
Total return (c)	22.83%	19.89%	14.68%	(19.76)%	27.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$673	$126	$95	$3,725	$4,642
Ratios to Average Net Assets:
Total expenses (b)	1.42%	1.49%	1.67%	1.44%	1.55%
Net expenses (b)	1.18%	1.24%	1.43%	1.20%	1.29%
Net investment income (loss) (b)	2.49%	2.40%	1.87%	3.05%	2.30%
Portfolio turnover rate	131%	98%	106%	120%	111%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Net asset value, beginning of period	$11.85	$10.43	$9.17	$11.93	$9.51
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.34	0.30	0.34	0.37	0.31
Net realized and unrealized gain (loss)	2.30	1.73	1.27	(2.59)	2.32
Total from investment operations	2.64	2.03	1.61	(2.22)	2.63
Distributions to shareholders from:
Net investment income	(0.42)	(0.61)	(0.35)	(0.54)	(0.21)
Net asset value, end of period	$14.07	$11.85	$10.43	$9.17	$11.93
Total return (c)	23.20%	20.44%	17.82%	(19.47)%	27.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,515	$3,291	$2,456	$2,604	$3,419
Ratios to Average Net Assets:
Total expenses (b)	1.05%	1.09%	1.11%	1.04%	1.11%
Net expenses (b)	0.82%	0.84%	0.87%	0.81%	0.85%
Net investment income (loss) (b)	2.76%	2.81%	3.42%	3.46%	2.88%
Portfolio turnover rate	131%	98%	106%	120%	111%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Net asset value, beginning of period	$11.85	$10.43	$9.17	$11.93	$9.52
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.35	0.31	0.36	0.35	0.32
Net realized and unrealized gain (loss)	2.30	1.73	1.25	(2.57)	2.31
Total from investment operations	2.65	2.04	1.61	(2.22)	2.63
Distributions to shareholders from:
Net investment income	(0.43)	(0.62)	(0.35)	(0.54)	(0.22)
Net asset value, end of period	$14.07	$11.85	$10.43	$9.17	$11.93
Total return (c)	23.38%	20.45%	18.01%	(19.42)%	27.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$47,857	$48,521	$45,320	$66,731	$76,748
Ratios to Average Net Assets:
Total expenses (b)	0.99%	1.00%	0.99%	0.98%	1.01%
Net expenses (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) (b)	2.90%	2.87%	3.70%	3.25%	2.93%
Portfolio turnover rate	131%	98%	106%	120%	111%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class N
	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21
Net asset value, beginning of period	$11.87	$10.45	$9.18	$11.94	$9.53
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.30	0.29	0.33	0.35	0.29
Net realized and unrealized gain (loss)	2.33	1.72	1.27	(2.60)	2.32
Total from investment operations	2.63	2.01	1.60	(2.25)	2.61
Distributions to shareholders from:
Net investment income	(0.40)	(0.59)	(0.33)	(0.51)	(0.20)
Net asset value, end of period	$14.10	$11.87	$10.45	$9.18	$11.94
Total return (c)	23.09%	20.09%	17.79%	(19.61)%	27.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$127,414	$87,702	$86,241	$86,569	$117,474
Ratios to Average Net Assets:
Total expenses (b)	1.24%	1.25%	1.24%	1.23%	1.26%
Net expenses (b)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) (b)	2.48%	2.64%	3.34%	3.25%	2.64%
Portfolio turnover rate	131%	98%	106%	120%	111%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Financial Statements — August 31, 2025

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company.
As of August 31, 2025, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund's investments in accordance with its investment objective. The Fund's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund's Total Return is utilized by the CODM to compare results, including the impact of the Fund's costs, to the Fund's competitors and to the Fund's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2025

Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of August 31, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2025

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”)  understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of August 31, 2025, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union ("EU"), the Fund filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations.  When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund, if any, during a fiscal year reduce the amounts of foreign taxes that the Fund passes through to its shareholders for their use as foreign tax credits on their individual income tax returns. In the event that EU reclaims received by the Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed through those refunded EU taxes to its shareholders for their use as foreign tax credits on prior year individual income tax returns the Fund will enter into a closing agreement with the Internal Revenue Service (the "IRS") in order to pay the associated tax liability on behalf of the Fund's shareholders, payable by the Fund to the IRS as a compliance fee.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2025

4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended August 31, 2025, the Fund entered into futures contracts in order to equitize cash.
The following tables summarize the value of the Fund's derivative instruments as of August 31, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$25,365	$—	$25,365
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$41,342	$—	$41,342
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$(124,434)	$—	$(124,434)
5.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies and limitations. For its services, the Fund pays the Adviser a management fee at an annual rate of 0.75% of its average daily net assets. The fees are accrued daily and paid monthly.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2025

The Adviser is contractually obligated until December 31, 2025 to waive up to the full amount of its management fee and/or to reimburse the Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2025 except with the approval of the Board. During the year ended August 31, 2025, SSGA FM agreed to reimburse fees of $329,021.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2025. For the year ended August 31, 2025, SSGA FM waived fees in the amount of $14,438.
The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares and 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended August 31, 2025 are disclosed in the Fund's Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2025

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended August 31, 2025 were as follows:
	Purchases	Sales
State Street International Stock Selection Fund	$197,721,564	$185,267,972
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to foreign currencies, passive foreign investment companies, wash sale loss deferrals, and futures contracts. In addition, the Fund has claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended August 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Stock Selection Fund	$4,544,587	$—	$4,544,587
The tax character of distributions paid during the year ended August 31, 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Stock Selection Fund	$ 7,211,693	$ —	$ 7,211,693
At August 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street International Stock Selection Fund	$2,833,291	$—	$2,189,116	$29,327,548	$34,349,955
As of August 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Stock Selection Fund	$158,182,296	$30,368,943	$1,084,548	$29,284,395

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2025

9.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2025, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of August 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Stock Selection Fund	$ 5,991,138	$ 4,505,110	$ 1,857,776	$ 6,362,886
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2025:
		Remaining Contractual Maturity of the Agreements as of August 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Stock Selection Fund	Common Stocks	$4,505,110	$—	$—	$—	$4,505,110	$4,505,110
10.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions.
Effective October 2, 2025, the Fund and other Participants have access to $210 million of a $1.425 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2025

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of August 31, 2025.
11.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street International Stock Selection Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Stock Selection Fund (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
 Boston, Massachusetts
October 21, 2025

SSGA FUNDS
State Street International Stock Selection Fund
Other Information — August 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended August 31, 2025.
Qualified Business Income Deduction
The Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2025 is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Fund during the year ended August 31, 2025:
Amount
State Street International Stock Selection Fund	$217,898
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended August 31, 2025, the total amount of foreign taxes that will be passed through are:
Amount
State Street International Stock Selection Fund	$314,090
The amount of foreign source income earned on the Fund during the year ended August 31, 2025 was as follows:
Amount
State Street International Stock Selection Fund	$5,460,674

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
August 31, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to State Street International Stock Selection Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
______________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
August 31, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
August 31, 2025 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
August 31, 2025 (Unaudited)

financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street International Stock Selection Fund.  The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 5-year periods and was below the median of its Performance Universe for the 3- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3- and 5-year periods and was below the Benchmark for the 10-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street International Stock Selection Fund.  The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the median of its Expense Group and were equal to the median of its Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
August 31, 2025 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	November 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	November 3, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	November 3, 2025